Inventories - Additional Information (Details) - USD ($)	12 Months Ended
	Aug. 31, 2025	Aug. 31, 2024	Aug. 31, 2023
Inventories
Inventories recognized as an expense	$ 9,066,062	$ 1,688,107	$ 2,995,504
Cost of sales including depreciation	37,177	140,150	$ 350,494
Deposits to suppliers for future inventory purchases	$ 2,693,822	$ 1,325,647